Form N-CSR
Pursuant to Rule 30b2-1 {17 CFR 270.30b2-1}


1.	Investment Company Act File Number:	811-09189

2.   	Exact name of investment company as specified in
registration statement: Zazove Convertible Securities Fund, Inc.

3.	Address of principal executive office:
	1001 Tahoe Blvd.
	Incline Village, NV 89451

4.	Name and Address of Agent for Service:
Mark R. Ludviksen
1001 Tahoe Blvd.
Incline Village, NV 89451

5. Registrant's telephone number:  775.886.1500

6. Date of fiscal year end:  December 31

7. Date of reporting period:  January 1, 2011 through
                              June 30, 2011


Item 1.  Report to Stockholders
Zazove Convertible Securities Fund, Inc.
Semi Annual Report
June 30, 2011 (UNAUDITED)


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
TABLE OF CONTENTS
                                                        Page
HISTORICAL RETURNS                                         1

FINANCIAL STATEMENTS:
  Statement of Assets and Liabilities                      2
  Schedule of Investments                                3-7
  Statement of Operations                                  8
  Statements of Changes in Net Assets                      9
  Statement of Cash Flows                                 10
  Notes to Financial Statements                         11-16
  PROXY VOTING POLICIES                                   17
  DIRECTORS AND OFFICERS                                  18



Zazove Convertible Securities Fund, Inc.
RELATIVE HISTORICAL RETURNS
For the Period Ended June 30, 2011

[A graph illustrates the relative performance of the Fund versus the S&P 500, Russell 2000 and Barclays Capital U.S. Aggregate
Bond Index for the one year, three year, five year and ten year period ended June 30,2011. As illustrated in the graph, during this period the Fund's return was +24.07, -11.34%, +7.37 and +9.69%, respectively,while the return of the S&P 500 Stock Index was +30.69%, +3.34%, +2.94% and +2.72%, respectively, the return of the Russell 2000 Stock Index was +37.41%, +7.77%, +4.08% and +6.26%, respectively, and the return of the Barclays Capital U.S. Aggregate Bond Index was +3.90%, +6.46%, +6.52% and +5.74%, respectively.

The Fund's returns are presented after all fees and expenses. The returns of the S&P 500 Stock Index, the Russell 2000 Stock Index and the Barclays Capital U.S. Bond Index are presented after the reinvestment of dividends and interest. Past results are not a guarantee of future performance.




ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (UNAUDITED)

ASSETS

ASSETS:
Investment Securities, at fair value
(cost $72,597,115)                                $  78,688,018
Cash and cash Equivalents                               611,635
Receivables:
  Interest                                              446,504
  Dividends                                              47,971
  Investment securities sold                            630,936
Other                                                     3,187

     Total assets                                    80,428,251


LIABILITIES

PAYABLES:
  Capital shares redeemed                               504,955
  Due to broker                                       6,494,470
  Transfer agency fees                                    5,584
  Custody fees                                              650
  Professional fees                                      25,195
  Investment securities purchased                         8,840
  Other                                                     712

     Total liabilities                                7,040,406

NET ASSETS                                        $  73,387,845


ANALYSIS OF NET ASSETS:
  Common stock ($.01 par value; 25,000,000 shares $      33,229
    authorized;3,322,930 shares issued and outstanding)
  Paid-in surplus                                    63,488,131
  Accumulated net realized gains on investments      3,145,570
  Accumulated undistributed net investment income       630,012
  Net unrealized appreciation on investments          6,090,903

NET ASSETS                                           73,387,845

NET ASSET VALUE PER SHARE
 (based on 3,322,930 shares outstanding)	         $22.09


See notes to financial statements.


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2011 (UNAUDITED)


                                          Principal/        Fair
                                            Shares/        Value
					  Contracts

INVESTMENT SECURITIES - 107%

CONVERTIBLE PREFERRED STOCK - 15%
UNITED STATES - 15%

Affiliated Managers Group, Inc. 5.150%       48,410     2,075,579
   Due 10-15-37
Bunge Limited 4.875%			     18,090     1,837,763
Carriage Services Capital Trust 7.000%       59,500     2,201,500
   Due 06-01-29
Emmis Communication Corporation 6.25%        22,100       427,635
Fifth Third Bancorp 8.500% (d)                6,100       857,050
Healthsouth Corporation 6.500%                1,000     1,130,000
Newell Financial Trust 5.250% Due 12-01-27    1,868        87,329
Stanley Black & Decker, Inc. 4.750%          18,020     2,159,700


Total Convertible Preferred Stock (cost  $9,619,669)   10,776,556


CONVERTIBLE BONDS - 79%

 Bahamas - 2%
  Sterlite Industries, Ltd.
  4.000% Due 10-30-14                     1,655,000     1,631,168

 Canada - 4%
  Goldcorp, Inc.(144A)                    1,750,000     2,205,000
   2.000% Due 08-01-14 (b)(d)
  Northgate Minerals Corporation            700,000       689,062
   3.500% Due 10-01-16

   Total Canada                                         2,894,062

 China - 2%
  China Medical Technologies, Inc.(144A)   680,000        504,900
   6.250% Due 12-15-16(b)
  Home Inns & Hotels(144A)                 750,000        735,469
    2.000% Due 12-15-15(b)
  Shenga Tech, Inc.(144A)                1,430,000        286,000
    6.500% Due 12-15-15(b)

   Total China                                          1,526,369


 France - 2%
  Toreador Resources Corporation          1,360,000     1,346,400
   8.000% Due 10-01-25

 Hong Kong - 1%
  Sino-Forest Corporation (144A)
   4.250% Due 12-15-16 (b)                1,180,000       495,600

 Indonesia - 0%
  APP Finance VI Mauritius               12,903,000        22,580
   0.000% Due 11-18-12 (a)(c)

 Israel - 3%
  Teva Pharm (Series D)                   1,715,000     1,933,663
   1.750% Due 02-01-26

 Luxembourg - 3%
  Arcelormittal 5.000% Due 05-15-14        1,470,000    2,035,950

 South Africa - 2%
  AngloGold Limited (Reg S)                1,500,000    1,736,250
   3.500% Due 05-22-14

United Kingdom - 1%
SkyePharma PLC (Reg S)                       700,000      449,484
   6.000% Due 05-04-24


United States - 59%
3M Company 0.000% Due 11-21-32   (d)       1,463,000    1,442,884
AAR Corporation 1.750% Due 02-01-26          100,000      110,125
Alaska Communications Systems Group Inc(144A)700,000      700,000
   6.250% Due 05-01-18(b)
Alliance Data Systems 1.750%               1,510,000    1,925,250
   Due 08-01-13
AMR Corporation 6.250%                       570,000      552,544
   Due 10-15-14
Bank of America 1.000%                       280,000      263,480
   Due 06-30-15
Clearwire Corporation (144A)                 870,000      779,781
   8.250% Due 12-01-40 (b)(d)
Danaher Corporation                        1,565,000    1,692,156
   0.000% Due 01-22-21 (c)(d)              1,000,000    1,540,400
Dry Ships, Inc.                              480,000      432,900
   5.000% Due 12-01-14
Enpro Industries, Inc.                     1,150,000    1,794,000
   3.937% Due 10-15-15
Exterran Holdings, Inc.                      920,000    1,028,675
   4.250% Due 06-15-14 (d)
Genco Shipping & Trading Ltd.                700,000      582,313
   5.000% Due 08-15-15
Gilead Sciences, Inc.-B                    1,590,000    1,893,094
   0.625% Due 05-01-13
Grubb & Ellis Company (144A)                 810,000      707,535
   7.950% Due 05-01-15 (b)
Hawaiian Holdings, Inc.                      570,000      579,918
   5.000% Due 04-01-16
International Game Technology              1,410,000    1,685,831
   3.250% Due 05-01-14(d)
Interpublic Group                            770,000      971,163
   4.750% Due 03-15-23(d)
Johnson & Johnson                          1,900,000    1,789,800
   0.000% Due 07-28-20 (c)(d)
Kohlberg Capital Corporation(144A)         1,180,000    1,227,200
   8.750% Due 03-15-16(b)
LAM Research Corporation(144A)-A             860,000      864,300
   0.500% Due 05-15-16(b)
LAM Research Corporation(144A)-B           1,060,000    1,054,700
   1.250% Due 05-15-18(b)
Level Three Communications, Inc.           1,300,000    2,099,500
   7.000% Due 03-15-15
Liberty Media                              1,500,000    1,802,813
   3.125% Due 03-30-23 (d)
Liberty Media                              2,250,000    1,951,875
   3.250% Due 03-15-31 (d)
Morgan Stanley (LOW)                         410,000      396,736
   1.100% Due 06-24-15
Newmont Mining Corporation                   430,000      526,068
   3.000% Due 02-15-12(d)
Newmont Mining Corporation - A               730,000      951,774
   1.250% Due 07-15-14
PMI Group, Inc.                              480,000      246,288
   4.500% Due 04-15-2020
Prospect Capital Corporation(144A)         1,700,000    1,723,460
   6.250% Due 12-15-15 (b)(d)
Rayonier, Inc.(144A)                         140,000      193,725
   4.500% Due 08-15-15 (b)(d)
Rite Aid Corporation                   	   1,355,000    1,418,515
   8.500% Due 05-15-15
SBA Communications Corporation               440,000      485,891
   1.875% Due 05-01-13
School Specialty, Inc.                       470,000      495,262
   3.750% Due 11-30-26
Sirius XM Radio Inc.                       1,480,000    2,196,875
   7.000% Due 12-01-14
Stanley Black & Decker Inc.                  290,000      341,832
   0.000% Due 05-17-12 (c)
Steel Dynamics, Inc.                         915,000    1,093,425
   5.125% Due 06-15-2014 (d)
TiVo Inc.(144A)                              830,000      992,369
   4.000% Due 03-15-16 (b)
Tyson Foods, Inc.                          1,000,000    1,290,750
   3.250% Due 10-15-13 (d)
Ultrapetrol Bahamas Limited(144A)            700,000      693,875
   7.250% Due 01-15-17 (b)
United Continental Holdings Inc.             600,000      851,460
   4.500% Due 01-15-15
Xilinx, Inc.                               1,400,000    1,868,300
  2.625% Due 06-15-2017 (d)

        Total United States                            43,546,686

Total Convertible Bonds (cost   $52,191,718)           57,618,212

CONVERTIBLE BOND UNITS - 4%
 UNITED STATES - 4%
  Ashland Inc. 6.500% Due 06-30-29             1,500   1,327,500
  CenterPoint Energy 1.165% Due 09-15-29      33,870   1,238,372

        Total Convertible Bond Units(cost $2,270,573)  2,565,872

CORPORATE BONDS - 6%
 United States - 6%
  FiberTower Corporation 9.000% Due 01-01-16 1,056,546   681,472
  MIG,LLC Senior Secured Notes 9.000% Cash,  4,274,189 3,857,455
   6.500% PIK Due 12-31-16

Total Corporate Bonds(cost $4,583,365)                 4,538,927


COMMON STOCK - 2%
 Bahamas - 1%
  Vedanta Resources                            38,593     540,302

 Ireland - 0%
  Fly Leasing                                  13,100     173,575

 Israel - 0%
  Teva Pharmaceuticals                          2,177     104,975


UNITED STATES - 1%
 Durect Corporation                            17,886      36,309
 FiberTower Corporation                       133,157     159,788
 Raytheon Company                               2,266     112,960

      Total United States                                 309,057

      Total Common Stock (cost $2,023,765)              1,127,909


WARRANTS - 1%
UNITED STATES - 1%
American International Group                  95,000      969,000
Ford Motor Company                           120,000      628,800
JP Morgan Chase & Company                     30,000      404,100
MIG, LLC                                       1,076       58,642

      Total Warrants(cost $1,908,025)                   2,060,542


TOTAL INVESTMENT SECURITIES (cost   $72,597,115)      $78,688,018

OTHER ASSETS LESS LIABILITIES - (7)%                  (5,300,173)

NET ASSETS - 100%                                     $73,387,845





(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.



    Percentages are based upon the fair value as a percent of net assets as of June 30, 2011.

    See notes to financial statements                 (concluded)



ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)


INVESTMENT INCOME:
  Interest                                          $ 1,237,012
  Dividends                                             391,014
  Other                                                  31,123
      Total investment income                         1,659,149

EXPENSES:
   Management fees                                      597,086
   Margin interest                                      101,674
   Transfer agency fees                                  45,486
   Professional fees                                     42,957
   Director fees                                          6,000
   Custody expense                                        6,482
   Insurance expense                                      2,333
   Other                                                  3,946

        Total expenses                                  805,964


NET INVESTMENT INCOME                                   853,185

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS & SECURITIES SOLD SHORT:
  Net realized gain on investments                    3,139,109
  Net realized gain on securities sold short            314,630
  Net change in unrealized appreciation
    (depreciation) of investments                      (709,506)
  Net change in unrealized appreciation
    (depreciation) of securities sold short             (80,088)


     Net realized and unrealized gain from investments
      and securities sold short                        2,664,145

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                           $3,517,330


See notes to financial statements.


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)


OPERATIONS:
Net investment income                                  $ 853,185
Net realized gain (loss) on investments
 and securities sold short                             3,453,739
Net change in unrealized appreciation
 (depreciation) of investments
  and securities sold short                            (789,594)

Net increase in net assets resulting
  from operations                                      3,517,330

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                               2,105,411
Payments for shares redeemed                           (2,050,784)

Net increase (decrease) in net assets resulting
 from capital share transactions                           54,627

NET INCREASE IN NET ASSETS                               3,571,957

NET ASSETS, Beginning of year                           69,815,888

NET ASSETS, End of period                               73,387,845



See notes to financial statements.


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF CASH FLOWS
SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations    $3,517,330
Adjustments to reconcile net increase in net assets
resulting from operations to net cash provided by
operating activities:
 Net change in unrealized appreciation(depreciation)
of investments and securities sold short                   789,594
 Net realized gain on investments and securities
 sold short                                             (3,453,890)
 Amortization and accretion                                192,272
 Purchases of investment securities                    (37,532,280)
 Proceeds from sale of investment securities            35,962,106
 Changes in assets and liabilities:
 Decrease in receivables                                 (61,896)
 Increase in other assets                                 (2,167)
 Increase in payables                                    (13,045)

   Net cash used in operating activities                (601,976)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Proceeds from shares sold                              2,105,411
 Payments for shares redeemed                          (2,082,326)
 Payments on margin balance due to broker             (20,666,054)
 Advances on margin balance due to broker              21,712,302

  Net cash provided by financing activities             1,069,333

NET INCREASE IN CASH AND CASH EQUIVALENTS                 467,357

  CASH AND CASH EQUIVALENTS-Beginning of year             144,279

  CASH AND CASH EQUIVALENTS-End of period                $611,635

  SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
   Cash paid during year for:
    Interest                                             $101,674

  See notes to financial statements.

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)


1.   ORGANIZATION

Zazove Convertible Securities Fund, Inc., a Maryland corporation (the "Fund") is registered under the Investment Company Act of 1940 as a nondiversified investment company that operates as a closed-end interval fund. The Fund's investment objective is to realize long-term growth, current income and the preservation of capital. The Fund pursues this objective primarily through investing in a portfolio of convertible securities. The convertible strategy focuses primarily on opportunities in the United States of America, although the Fund may hold foreign securities. Zazove Associates, L.L.C. is the Fund's investment advisor (the "Investment Advisor"). The Fund initially acquired its portfolio pursuant to a merger whereby Zazove Convertible Fund, L.P., a Delaware limited partnership registered under the Investment Company Act of 1940, was merged into the Fund on January 1, 1999.

2.   SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation-The Fund's financial statements have been prepared in accordance with accounting principals generally accepted in the United States of America and are stated in United States dollars. The following is a summary of the significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates- The preparation of financial statements requires the Fund's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Securities-Securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the mean between the bid and ask prices. Securities traded over the counter are valued at the average of the highest current independent bid and lowest current independent offer reported upon the close of trading on that day. If the market for a security exists predominantly through a limited number of market makers, the security is valued by attaining an independent bid and offer from at least two market makers in the security and valuing the security at the mid-point of the quote that, under the circumstances and in the good faith judgment of the Board of Directors, represents the fair value of the security. Securities for which market quotations are not available are valued at a fair value as determined in good faith by the Investment Advisor with the oversight by the Board of Directors pursuant to Board of Directors' approved procedures.

Valuation Measurements- Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investment securities as of June 30, 2011:
                                                             Investment
                              Level 1     Level 2    Level 3 Securities

Convertible Preferred Stock$3,444,385  $ 7,332,171   $0    $10,776,556
Convertible Bonds                  0    57,168,728  449,484 57,618,212
Convertible Bond Units             0     2,565,872    0      2,565,872
Corporate Bonds                    0     4,538,927    0      4,538,927
Common Stock               1,127,909             0    0      1,127,909
Warrants                   2,060,542             0    0      2,060,542

Total Investment Securities6,632,836    71,605,698  449,484 78,688,018


Following is a reconciliation of Level 3 assets for which
significant unobservable inputs were used to determine fair
value:
                                            convertible   Corporate
                                              Bonds         Bonds
Balance as of December 31, 2010              $245,889     $3,910,138
Realized gain                                       0               0
Net change in appreciation(depreciation)      203,595               0
Purchases                                           0               0
Sales                                               0               0
Transfers in and/or out of Level 3                  0      (3,910,138)

Balance as of June 30, 2011                  $449,484               0

The amount of total gains or loses for the period
included in net assets attributable to the change in
unrealized gains or losses related to assets still held
at the reporting date                              $203,595


FASB Accounting Standards Update ("ASU") 2010-06 added new requirements for disclosures about transfers into and out of Level 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. It also clarified existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value.
There were no significant transfers between Level 1 and 2 which required disclosure.

Cash and Cash Equivalents-Cash and cash equivalents include cash and money market investments.

Investment Transactions and Income-Security transactions are recorded on the trade date. Realized gains or losses from sales of securities (including securities sold short) are determined on an identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income and expense are recognized on the accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the effective interest method, as long as the collectibility is not in doubt and the security is performing in accordance with its contractual terms.

Indemnifications - Under the Fund's organizational documents, the Fund is obligated to indemnify its directors, officers and investment advisor against certain liabilities relating to the business or activities undertaken by them on behalf of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide for general indemnification to other parties.
The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss to be remote.

Derivatives and Hedging-The Fund follows the provisions of FASB ASC Topic 815, Derivatives and Hedging ("Topic 815"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements. As of June 30, 2011, the Fund held warrants which are considered derivative instruments under Topic 815.

As of and for the six months ended June 30, 2011, the Fund held warrants which are considered derivative instruments under Topic 815. Equity price is the primary risk exposure of warrants.
Net change in unrealized depreciation on 298,576 warrants was $83,211 and is inclused in net change in unrealized appreciation(depreciation) of investments on the statement of operations. As of June 30, 2011, the Fund held 246,076 warrants with fair value of $2,060,542 which is included in investment securities on the statement of assets and liabilities.

3.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 25,000,000 shares of common stock, $0.01 par value. Shareholders are entitled to one vote per share on all corporate issues put to vote of the shareholders, although the Fund does not contemplate holding annual meetings to elect directors or for any other purpose.

Shares may be purchased as of the first business day of each month upon approval of the Board of Directors at the then net asset value per share. All subscription funds received after the first business day of the month will be added to the general funds of the Fund at the beginning of the following month.

On a quarterly basis, the Fund will offer to repurchase no less than 5% and no more than 25% of the Fund's outstanding shares at the then net asset value per share. Notice of the terms and conditions of each quarterly repurchase offer are sent to the shareholders in advance of the offer. The Fund may impose a 2% fee on the redemption of fund shares held for less than one year.
This fee is intended to compensate the Fund for expenses related to such redemption. Shares are redeemed by treating the shares first acquired by a shareholder as being redeemed prior to shares acquired by such shareholders thereafter. There have been no redemption fees imposed during the six months ended June 30, 2011.

Distributions from the Fund are recorded on the ex-distribution date. All ordinary and capital gain distributions are automatically reinvested in Shares at the then prevailing net asset value unless Shareholders elect in writing to receive such distributions in cash.


In the case of the termination of the Fund, distributions to the shareholders will be made in proportion to their respective share ownership after the payment of all Fund creditors.

                                                 Six Months Ended
Analysis of Changes in Shares                      June 30, 2011

Shares sold                                             99,130
Shares redeemed                                        (92,303)

 Net increase                                            6,827
 Shares outstanding at the beginning
  of year                                            3,316,103

 Shares outstanding at the end of period             3,322,930


4.   MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Zazove Associates, L.L.C. has been engaged as the Fund's Investment Advisor pursuant to the terms of an Investment Advisory Agreement.
As Investment Advisor to the Fund, Zazove Associates, L.L.C. will receive management fees based on the following management fee schedule. Management fees are computed and paid on a monthly basis based on the net assets of the Fund as of the beginning of the month.

                                        Net Assets
                                         in Excess
                                      of $20,000,000   Net Assets
                 First $20,000,000        up to       in Excess of
 Net Assets        in Net Assets        $70,000,000    $70,000,000

Annual management
 fee rate               2.00%              1.50%          1.00%


As of June 30, 2011, certain employees and affiliates of the Investment Advisor held 6.64% of the outstanding shares of the Fund.

The Fund bears all normal direct costs and expenses of its operations including: management fees; brokerage commissions; custodian fees; transfer agency fees; legal, audit, accounting and tax preparation expenses; applicable state taxes and other operating expenses such as regulatory filing fees and costs for communications with shareholders. The Fund will not incur costs and expenses associated with the offering of shares in the Fund. The custodian fees and transfer agent fees are paid to UMB Bank, N.A.

The overall responsibility for the management and operation of the Fund is vested in the Board of Directors (the "Board"). The Board consists of four directors: Gene T. Pretti, Andrew J. Goodwin III, Jack L. Hansen, and Peter A. Lechman. Each of the three directors who are not affiliated with the Investment Advisor will receive $4,000 for their service to the Fund during 2011.

Gene T. Pretti, President, and Steven M. Kleiman, Secretary and Treasurer, are the principal officers of the Fund and are responsible for the day-to-day supervision of the business and affairs of the Fund. Steven M. Kleiman is the Fund's
Chief Compliance Officer and is responsible for administering the Fund's compliance policies and procedures. Except for certain actions requiring the approval of the shareholders or the Board of Directors, the principal officers of the Fund have the power and authority to take all actions deemed necessary and appropriate to pursue the Fund's objective.

Shareholders in the Fund will be unable to exercise any management functions. Management of the Fund is vested exclusively with the Board of Directors. There will not be any shareholder vote unless required by the Investment Company Act of 1940.

5.   INCOME TAXES


FASB ASC Topic 740, Income Taxes ("Topic 740"),provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Topic 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements.Topic 740 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.
The Fund has not taken any tax positions that do not meet the more-likely-than-not threshold. The tax years 2007-2010 remain subject to examination by the Internal Revenue Service.

It is the Fund's policy to meet the requirements for qualification as a registered investment company as defined in Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains to the Fund's shareholders.
Therefore, no provision for federal income taxes has been made.

At December 31, 2010, the Fund had undistributed ordinary income of $317,657 for federal income tax purposes.
In addition, the Fund had a capital loss carryforward of $308,169, Which is available to offset future capital gains through December 31, 2017.


At June 30, 2011, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:


  Cost of investments for tax purposes           $73,166,989

  Gross tax unrealized appreciation                9,084,019
  Gross tax unrealized depreciation              (3,562,989)

  Net tax unrealized appreciation on investments $5,521,029


6.   INVESTMENT TRANSACTIONS

For the six months ended June 30,2011, the cost of purchases and proceeds from sales of investments (excluding short-term investments) were $36,620,612 and $36,289,018, respectively. There were no purchases or sales of long-term U.S. government securities.

7.   OFF-BALANCE-SHEET RISK AND CONCENTRATION OF RISKS

The Fund may engage in the short sale of securities. Investment securities sold short, not yet purchased, represent obligations of the Fund that result in off-balance-sheet risk as the ultimate obligation may exceed the amount shown in the accompanying financial statements due to increases in the market values of these securities. These short positions are generally hedged positions against portfolio holdings and, as a result, any increase in the Fund's obligation related to these short positions will generally be offset by gains in the related long positions.

At June 30,2011, the Fund's top five industry concentrations
(as a percentage of investment securities at fair value) were as follows:

  Broadcasting & Cable                             11.73%
  Precious Metals                                   7.38%
  Misc. Financial                                   6.64%
  Pharmaceuticals                                   6.02%
  Misc. Media                                       5.34%


Since the Fund does not clear its own investment transactions, it has established an account with a third-party custodian (UMB Bank, N.A.) for this purpose. In addition, the Fund has established an account with a brokerage firm (Citigroup) for the purpose of purchasing securities on margin. At June 30,2011, the Fund owed the brokerage firm $6,494,470 for securities purchased on margin (reflected as due to broker in the statement of assets and liabilities). The Fund has pledged sufficient securities as collateral for the margin account held by the custodian.
The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. Interest is charged on payable balances at a rate equal to the Federal
Funds rate (0.07% at June 30, 2011) plus 300 basis points. For the six months ended June 30, 2011, margin interest expense was $101,674.


8.    SUBSEQUENT EVENTS

In accordance with FASB ASC Topic 855, Subsequent Events, management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued.

Management has determined that there were no material events that would require disclosure in the Fund's financial statements.


                        * * * * *


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
PROXY VOTING POLICIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free at 800.217.2978 and (ii) on the Commission's website at http://www.sec.gov.


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

DIRECTORS                      Andrew  J. Goodwin, III
                               Jack L. Hansen
                               Peter A. Lechman
                               Gene T. Pretti

OFFICERS                       Gene T. Pretti
                               Steven M. Kleiman

INVESTMENT ADVISOR             Zazove Associates, LLC
                               1001 Tahoe Blvd.
                               Incline Village, NV  89451

CUSTODIAN                      UMB Bank N.A.
                               928 Grand Avenue
                               Kansas City, MO  64106

INDEPENDENT REGISTERED         Deloitte & Touche LLP
PUBLIC ACCOUNTING FIRM         111 South Wacker Drive
                               Chicago, IL  60606

DIVIDEND-DISBURSING            UMB Fund Services, Inc.
AND TRANSFER AGENT             803 W. Michigan Street, Suite A
                               Milwaukee, WI  53233-2301


Item 2:	Code of Ethics
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 3:  Audit Committee Financial Expert
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 4:  Principal Accountant Fees and Services
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 5:  Audit Committee of Listed Registrants
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 6: Schedule of Investments. This information is included in the Report to Shareholders in Item 1.

Item 7:	Disclosure of Proxy Voting Policies and
Procedures for Closed-End Management Investment Companies.
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 8: Portfolio Managers of Closed-End Investment Companies.
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 9: Purchases of Equity Securities by Closed-End
Management Investment Company and Affiliated Purchasers.

Month Ending  Total No.   Avg. Price  Total No.    Maximum No.
              Shares      Paid Per    Of Shares    (or approximate
              Purchased   Shares      Purchased    value) of shares
                                      As Part of   that May Yet Be
                                      Publicly     Purchased Under
                                      Announced    the Plans or
                                      Plans or     Programs
                                      Programs

January        -0-                     *             *

February       -0-

March        69,444	  $22.26       *             *

April          -0-

May            -0-

June         22,859       $22.09        *             *

* On a quarterly basis, it is a basic policy of the Fund to offer to repurchase no less than 5% and no more than 25% of the Fund's outstanding shares at the then net asset value per share. Notice of the terms and conditions of each quarterly repurchase offer are sent to the shareholders in advance of the offer. The Fund may impose a 2% fee on the redemption of fund shares held for less than one year.
This fee is intended to compensate the Fund for expenses related to such redemption. Shares are redeemed by treating the shares first acquired by a shareholder as being redeemed prior to shares acquired by such shareholders thereafter.
There were no redemption fees imposed during 2004. It is a basic policy of the Fund to offer on a quarterly basis to repurchase no less than 5% and no more than 25% of the Fund's outstanding shares at the then net asset value per share.
A Shareholder who desires to have Shares redeemed at the close of a calendar quarter must submit a written request by the 17th day of March, June, September or December, as applicable (or the next business day if such day is not a business day). Each such day is referred to as a "Repurchase Request Deadline." The Fund will send a notice to each Shareholder no less than twenty-one and no more than forty-two days before each Repurchase Request Deadline with the details regarding the repurchase offer. If the number of Shares requested by the Shareholders for repurchase exceeds the number of Shares in the repurchase offer, then the Fund may repurchase an additional two percent of the outstanding Shares. If there is still an excess, the Fund will repurchase Shares on a pro rata basis. The Fund has adopted written procedures reasonably designed to ensure that the Fund's portfolio is sufficiently liquid to enable the Fund to fulfill the repurchase requests. The Fund has the right, under certain circumstances, to force the redemption of all or a portion of the Shares held by a Shareholder. The Fund may impose a 2% fee on the repurchase of Shares held for less than one year, which fee is intended to compensate the Fund for expenses related to such redemption. Shares are deemed repurchased by treating the Shares first acquired by a Shareholder as being repurchased prior to Shares acquired by such Shareholder thereafter.


Item 10:  Submission of Matters to a Vote of Security Holders.
No material change.

Item 11: Controls and Procedures
a) Registrant's principal executive officer and principal financial officer have evaluated Registrant's disclosure controls and Procedures within 90 days of this filing and have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c)) were effective as of that date, in ensuring that the information required to be disclosed by Registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis. Registrant's principal executive officer and principal financial officer concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

b) There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 12:  Exhibits
(a)(1) Not applicable.

(a)(2) The certification required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) of each principal executive officer of Registrant is attached.

(a)(3) Not applicable.

(b) No applicable.